Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Available-for-sale financial assets	₩ 6
Deposits	10,480	₩ 20,320
Short-term loans	16,766	7,696
Other current financial assets	27,252	28,016
Non-current assets
Financial asset at fair value through profit or loss	1,552	1,382
Available-for-sale financial assets	5,136	7,993
Deposits	19,898	27,635
Long-term loans	32,408	34,760
Long-term non-trade receivable	8,738	2,619
Derivatives	842	244
Other non-current financial assets	₩ 68,574	₩ 74,633